Segments - Schedule of Segment Reporting (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Segment Reporting [Line Items]
Revenues	$ 248,536	$ 110,990
Gross margin	178,655	95,124
Depreciation and amortization	6,491	9,056
Selling, general and administrative	525,020	404,375
Research and development	170,329	151,049
Total Operating expenses	701,840	564,480
Other expenses
Interest expense	(111,093)	(107,487)
Fair value adjustment	30,511	(17,996)
Other income (loss), net	1,035	1,707
Other expenses	(79,547)	(123,776)
Net income	(602,732)	(593,132)
Assets of segment	1,625,819	1,378,768	$ 1,381,561
Biotechnology [Member]
Schedule of Segment Reporting [Line Items]
Revenues
Gross margin
Depreciation and amortization	6,491	9,056
Selling, general and administrative	484,739	363,801
Research and development	144,776	124,600
Total Operating expenses	636,006	497,457
Other expenses
Interest expense	(111,093)	(107,487)
Fair value adjustment	30,511	(17,996)
Other income (loss), net	1,035	1,707
Other expenses	(79,547)	(123,776)
Net income	(715,553)	(621,233)
Assets of segment	1,625,478	1,375,638
Pharmaceutical [Member]
Schedule of Segment Reporting [Line Items]
Revenues	248,536	110,990
Gross margin	178,655	95,124
Depreciation and amortization
Selling, general and administrative	40,281	40,574
Research and development	25,553	26,449
Total Operating expenses	65,834	67,023
Other expenses
Interest expense
Fair value adjustment
Other income (loss), net
Other expenses
Net income	112,821	(28,101)
Assets of segment	$ 341	$ 3,130